SCHEDULE OF OUTSTANDING WARRANTS (Details)	9 Months Ended
	Sep. 30, 2025 $ / shares shares	Sep. 30, 2025 $ / shares shares	Sep. 30, 2025 ₪ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	4,021,929	4,021,929	4,021,929	4,928,329	4,386,234
Exercise price | $ / shares	$ 7.49			$ 6.17	$ 6.58
Warrants one [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	977,425	977,425	977,425
Expiry date	Nov. 10, 2025
Exercise price | (per share)	$ 4.80		₪ 17.8545
Warrants two [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	546,653	546,653	546,653
Expiry date	Dec. 24, 2025
Exercise price | (per share)	$ 4.80		₪ 17.8545
Warrants three [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	88,440	88,440	88,440
Expiry date	Apr. 18, 2026
Exercise price | (per share)	$ 19.52		₪ 72.563
Warrants four [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	433,825	433,825	433,825
Expiry date	May 28, 2026
Exercise price | (per share)	$ 19.52		₪ 72.563
Warrants five [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	614,546	614,546	614,546
Expiry date	Nov. 06, 2025
Exercise price | (per share)	$ 3.67	$ 5.10
Warrants six [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	202,621	202,621	202,621
Expiry date	Dec. 12, 2025
Exercise price | (per share)	$ 3.75	$ 5.13
Warrants seven [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	586,193	586,193	586,193
Expiry date	Jan. 04, 2026
Exercise price | (per share)	$ 3.75	$ 5.13
Warrants eight [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	3,200	3,200	3,200
Expiry date	Oct. 02, 2026
Exercise price | (per share)	$ 1.875	$ 2.70
Warrants nine [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	244,401	244,401	244,401
Expiry date	Jan. 29, 2030
Exercise price | (per share)	$ 8.00	$ 8.00
Warrants Ten [Member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	324,625	324,625	324,625
Expiry date	Sep. 16, 2030
Exercise price | (per share)	$ 10.00	$ 10.00